Subsequent events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent events
In preparing these condensed consolidated financial statements, Sonder has evaluated events and transactions for potential recognition or disclosure through December 13, 2021, the date that the condensed consolidated financial statements were issued and Sonder did not note any transactions or events subsequent to September 30, 2021 through December 13, 2021, that require adjustments to, or disclosure in, the accompanying condensed consolidated financial statements, except for as noted below.
Amendment to the Merger Agreement
On October 27, 2021, Sonder and Gores Metropoulos II, Inc. (NASDAQ: GMII) (“Parent”) entered into an amendment (“Amendment No. 1”) to the merger agreement by and among Sonder, Parent, Sunshine Merger Sub I, Inc. (“First Merger Sub”), and Sunshine Merger Sub II, LLC (“Second Merger Sub”) (the “Merger Agreement”). Amendment No. 1 modifies the Merger Agreement by, among other things: (a) reducing the amount of the Aggregate Company Stock Consideration (as defined in the Merger Agreement) to a number of shares of Parent common stock, par value $0.0001 per share (the “Parent Common Stock”), equal to the result of (i) $1,901,603,000, divided by (ii) $10.00; (b) including a representation of Parent, First Merger Sub and Second Merger Sub that 1,277,285 shares of the Parent’s Class F common stock, par value $0.0001 per share (the “Class F Common Stock”), will be cancelled for no consideration immediately prior to the effective time of the First Merger; (c) including a representation of Parent, First Merger Sub and Second Merger Sub that Parent has delivered to Sonder executed subscription agreements pursuant to which certain subscribers have agreed to purchase 32,216,785 shares of Parent Common Stock for an aggregate purchase price equal to approximately $309,394,998; (d) providing that Parent, Sonder or one or more of their affiliates may enter into a delayed draw note purchase agreement or other similar loan, credit or note purchase agreement pursuant to which notes, warrants or other equity will be issued by Parent, Sonder and/or one or more of their affiliates at or after the effective time of the First Merger; (e) extending from October 28, 2021 to January 31, 2022 the date after which Parent and Sonder would have a right to terminate the Merger Agreement if the transactions contemplated by the Merger Agreement, including the mergers (the “Business Combination”), have not been consummated (provided that the delay in closing the Business Combination by such date is not due to the breach of the Merger Agreement by the party seeking to terminate); and (f) revising Parent’s Amended and Restated Certificate of Incorporation and Amended and Restated Bylaws which will be put in place in connection with the Business Combination.
Delayed Draw Note Purchase Agreement
On December 10, 2021, Sonder entered into a Note and Warrant Purchase Agreement with certain PIPE Investors (the “Purchasers”) for the sale of an aggregate of $165 million in principal amount of delayed draw subordinated secured notes (the “Delayed Draw Notes”) to be available to the post-Business Combination Company following the completion of the Business Combination. The agreement also provides that the Purchasers will be issued warrants to purchase 2,475,000 shares of the post-Business Combination Company’s Common Stock.
Subsequent events
Sonder has evaluated subsequent events through July 6, 2021, the date the consolidated financial statements were available for issuance and did not identify any transactions that require adjustment to, or disclosure in, the accompanying consolidated financial statements, except for as noted below.
Gores Metropoulos II, Inc. Merger
On April 29, 2021, Sonder entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Gores Metropoulos II, Inc. (NASDAQ: GMII) (“Parent”), a Delaware corporation, Sunshine Merger Sub II, LLC (Merger Sub II), a Delaware limited liability company and a wholly owned subsidiary of Parent, and Sunshine Merger Sub I, Inc. (Merger Sub I), a Delaware corporation and a wholly owned subsidiary of Merger Sub II.
The Merger Agreement provides that, subject to the terms and conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Sonder (the “First Merger”), with Sonder surviving the First Merger as the surviving corporation (the “Surviving Corporation”), and immediately following the First Merger, the Surviving Corporation will merge with and into Merger Sub II (the “Second Merger”), with Merger Sub II continuing as the surviving entity. The transactions contemplated by the Merger Agreement, including the First Merger and Second Merger, are collectively referred to as the Business Combination.
Consummation of the Business Combination is subject to the satisfaction or waiver of customary closing conditions, including (1) approval of the Merger Agreement by the Parent’s and Sonder’s stockholders, (2) the absence of any law or order restraining, enjoining or otherwise prohibiting the Business Combination, and (3) the expiration or termination of the waiting period under the United States Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and clearance under the antitrust laws of certain non-United States jurisdictions. The Business Combination is expected to close in January 2022. Upon consummation of the Business Combination, Sonder’s common stock will be exchanged for newly issued common stock listed on Nasdaq under the symbol “SOND” and the listing of the Parent’s common stock will continue under the symbol “SOND”.
Convertible notes
In March 12, 2021, pursuant to a note purchase agreement, Sonder issued convertible promissory notes (“Convertible Notes”) to certain investors for an aggregate principal amount of $165.0 million. The net proceeds from the sale of the Convertible Notes were approximately $162.4 million, after deducting issuance costs.
The Convertible Notes are subordinated obligations of Sonder, and interest is payable annually at a rate of 1.00% per annum. The Convertible Notes will mature on March 12, 2022, unless converted in accordance with the conversion terms prior to such date. The Convertible Notes are convertible either automatically, at the option of holders, or at the option of Sonder upon the occurrence of certain specified events.